Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Borrowings

The following table displays our borrowings and a ranking of priority:

	Priority Rank	December 31, 2024	December 31, 2023
Borrowing Source
Purchase and sale agreements and other secured borrowings	1	$20,359	$21,196
Secured line of credit from affiliates	2	743	326
Unsecured line of credit (senior)	3	750	1,160
Other unsecured debt (senior subordinated)	4	1,812	1,094
Unsecured Notes through our public offering, gross	5	19,968	20,854
Other unsecured debt (subordinated)	5	11,707	8,006
Other unsecured debt (junior subordinated)	6	1,126	907
Less deferred financing fees		(150)	(238)

Total		$56,315	$53,305

Schedule of Maturity of Debt

Year Maturing	Total Amount Maturing	Public Offering	Other Unsecured	Secured Borrowings
2025	$33,642	$6,736	$6,154	$20,752
2026	3,809	1,618	2,191	–
2027	6,561	5,790	771	–
2028	9,253	5,824	3,079	350
2029	3,200	–	3,200	–
2030 and thereafter	–	–	–	–
Total	$56,465	$19,968	$15,395	$21,102

Schedule of Secured Borrowings

Borrowings secured by loan assets are summarized below:

	December 31, 2024		December 31, 2023
	Book Value of Loans which Served as Collateral	Due from Shepherd’s Finance to Loan Purchaser or Lender	Book Value of Loans which Served as Collateral	Due from Shepherd’s Finance to Loan Purchaser or Lender
Loan Purchaser
Builder Finance	$7,485	$4,418	$7,615	$5,770
S.K. Funding	8,229	6,500	7,358	6,500

Lender
Shuman	236	125	358	125
Jeff Eppinger	4,028	1,500	3,496	1,500
R. Scott Summers	1,361	903	2,177	1,003
John C. Solomon	649	563	598	563
Judith Swanson	10,626	6,000	10,038	5,164

Total	$32,614	$20,009	$31,640	$20,625

Schedule of Roll Forward of Notes Outstanding

The following table is a roll forward of our Notes Program:

	December 31, 2024	December 31, 2023

Gross notes outstanding, beginning of period	$20,854	$21,576
Notes issued	5,257	1,353
Note repayments / redemptions	(6,143)	(2,075)

Gross notes outstanding, end of period	19,968	20,854

Less deferred financing costs, net	(150)	(235)

Notes outstanding, net	$19,818	$20,619

Schedule of Roll Forward of Deferred Financing Costs

The following is a roll forward of deferred financing costs:

	December 31, 2024	December 31, 2023

Deferred financing costs, beginning balance	$939	$835
Additions	121	103
Deferred financing costs, ending balance	$1,060	$939
Less accumulated amortization	(910)	(703)
Deferred financing costs, net	$150	$235

Schedule of Roll Forward of Accumulated Amortization of Deferred Financing Costs

The following is a roll forward of the accumulated amortization of deferred financing costs:

	December 31, 2024	December 31, 2023

Accumulated amortization, beginning balance	$703	$468
Additions	207	235
Accumulated amortization, ending balance	$910	$703

Schedule of Other Unsecured Loans

Our other unsecured debts are detailed below:

Loan	Maturity Date	Interest Rate(1)	December 31, 2024	December 31, 2023
Unsecured Note with Seven Kings Holdings, Inc. Senior Subordinated	Demand(2)	9.5%	$–	$410
Unsecured Line of Credit from Judith Swanson	October 2024	10.0%	1,000	1,836
Unsecured Line of Credit from Judith Swanson	April 2025	10.0%	500	-
Unsecured Line of Credit from Builder Finance, Inc. Senior Subordinated	January 2025	10.0%	750	750
Subordinated Promissory Note	April 2024	10.0%	–	100
Subordinated Promissory Note	February 2025	9.0%	600	600
Subordinated Promissory Note	March 2026	9.75%	500	500
Subordinated Promissory Note	December 2027	10.0%	20	20
Subordinated Promissory Note	February 2024	11.0%	–	20
Subordinated Promissory Note	January 2025	10.0%	15	15
Subordinated Promissory Note	February 2027	8.5%	200	-
Subordinated Promissory Note	March 2027	10.0%	26	26
Subordinated Promissory Note	November 2026	9.5%	200	200
Subordinated Promissory Note	October 2024	10.0%	–	700
Subordinated Promissory Note	December 2024	10.0%	–	100
Subordinated Promissory Note	April 2025	10.0%	202	202
Subordinated Promissory Note	July 2025	8.0%	100	100
Subordinated Promissory Note	September 2027	10%	108	108
Subordinated Promissory Note	October 2025	8.0%	100	100
Subordinated Promissory Note	December 2025	8.0%	180	180
Senior Subordinated Promissory Note	March 2026(3)	8.0%	–	374
Subordinated Promissory Note	August 2026	8.0%	291	291
Senior Subordinated Promissory Note	July 2026(4)	1.0%	740	740
Junior Subordinated Promissory Note	July 2026(4)	20.0%	460	460
Senior Subordinated Promissory Note	October 2024(4)	1.0%	–	720
Senior Subordinated Promissory Note	October 2028(4)	1.0%	1,072	–
Junior Subordinated Promissory Note	October 2024(4)	20.0%	–	447
Junior Subordinated Promissory Note	October 2028(4)	20.0%	666	–
Subordinated Promissory Note	March 2029	10.0%	1,200	1,200
Subordinated Promissory Note	April 2024	10.0%	–	750
Subordinated Promissory Note	May 2027	10.0%	97	98
Subordinated Promissory Note	November 2027	10.0%	120	120
Subordinated Promissory Note	June 2025	10.0%	1,000	–
Subordinated Promissory Note	April 2028	10.0%	149	–
Subordinated Promissory Note	April 2029	11.0%	2,000	–
Subordinated Promissory Note	January 2025	11.0%	1,007	–
Subordinated Promissory Note	October 2027	8.50%	200	–
Subordinated Promissory Note	October 2028	10.0%	1,043	–
Subordinated Promissory Note	December 2028	10.0%	149	–
Subordinated Promissory Note	Varies (5)	Prime+1.5%	700	–
			$15,395	$11,167

(1)	Interest rate per annum, based upon actual days outstanding and a 365/366-day year.

(2)	Due six months after lender gives notice.

(3)	The Lender may require us to repay $20 of principal and all unpaid interest with 10 days’ notice.

(4)	These notes were issued to the same holder and, when calculated together, yield a blended rate of 10% per annum.

(5)	Lender may elect to terminate, effective semi-annually as of August 16 and/or February 16 of any given year.